Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Financial assets.	kr 320,399	kr 305,065
AAA
Disclosure of credit risk exposure
Financial assets.	126,728	110,898
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	94,229	107,653
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	24,445	63,830
CCC to D
Disclosure of credit risk exposure
Financial assets.	25
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	231,927	217,718
Gross carrying amount | Loans | AAA
Disclosure of credit risk exposure
Financial assets.	37	546
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	29,261	31,421
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	131,234	117,187
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	55,482	43,759
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	13,051	23,305
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	2,862	1,500
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	198,108	182,800
Gross carrying amount | 12-month expected credit losses | Loans | AAA
Disclosure of credit risk exposure
Financial assets.	37	546
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	29,261	31,421
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	130,068	116,040
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	32,281	23,378
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	5,998	11,411
Gross carrying amount | 12-month expected credit losses | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	463	4
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	32,337	33,602
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	1,166	1,147
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	23,201	20,381
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	7,053	11,894
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	917	180
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	1,482	1,316
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 1,482	kr 1,316